                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended 9/30/2009

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    COVEPOINT CAPITAL ADVISORS LLC

Address: 152 WEST 57TH STREET, 41ST FLOOR
         NEW YORK, NY 10019

Form 13F File Number:  28-
                          -------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  DAVID PILSON
Title: DIRECTOR OF OPERATIONS
Phone: 212 782 3643

Signature, Place, and Date of Signing:


/S/ DAVID PILSON                   NEW YORK, NY                  10/8/2009
-------------------------------    --------------------------    ------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     5
Form 13F Information Table Value Total:     100,914
                                            (thousands)

List of Other Included Managers:            _____________

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               ____________________

                 COVEPOINT CAPITAL ADVISORS LLC - 13F REPORTING

                                                                                                                 VOTING AUTHORITY
    NAME OF               TITLE                        VALUE     SHRS OR   SH/ PUT/    INVESTMENT    OTHER    ----------------------
     ISSUER               CLASS             CUSIP    (x $1000)   PRN AMT   PRN CALL    DISCRETION   MANAGERS     SOLE    SHARED NONE
---------------  -----------------------  ---------  ---------  ---------  --------  -------------  --------  ---------  ------ ----
ISHARES          MSCI BRAZIL INDEX FUND   464286400    30,438     450,000     SH     DISCRETIONARY              450,000
ISHARES          FTSE/XINHUA CHINA 25     464287184    25,780     630,000     SH     DISCRETIONARY              630,000
ISHARES          MSCI HONG KONG INDEX     464286871    13,502     870,000     SH     DISCRETIONARY              870,000
ISHARES          MSCI EMERGING MKT INDEX  464287234    14,008     360,000     SH     DISCRETIONARY              360,000
ISHARES          MSCI TAIWAN INDEX FD     464286731    17,186   1,395,000     SH     DISCRETIONARY            1,395,000
TOTAL EQUITIES:  5                                    100,914

                           REPORTING DATE: 12/31/2008